Deposits (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Interest-bearing:
Savings deposits	₨ 1,478,861.2	$ 22,322.4	₨ 1,249,266.1
Time deposits	3,096,553.3	46,740.5	2,519,412.7
Total interest-bearing deposits	4,575,414.5	69,062.9	3,768,678.8
Non-interest-bearing deposits	882,445.8	13,319.9	733,032.0
Total	₨ 5,457,860.3	$ 82,382.8	₨ 4,501,710.8